SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS	12 Months Ended
Dec. 31, 2011
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
NOTE 10:-	SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS

Classified by currency, linkage terms and interest rates, the credit and loans are as follows:

	Interest rate		December 31,
	2010	2011	2010	2011
Short-term credit:

In, or linked to, Japanese Yen	1.72%	3.99%	$-	$-

Current maturities of long-term loans			9	4

			$9	$4